Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of impact on consolidated statements of financial position due to adoption of IFRS implementation

	Adjustments as at	Adjustments as at
€ millions	12/31/2017	12/31/2016
Other non-financial assets	66	65
Tax assets	-91	-80
Total non-current assets	-25	-15
Total assets	-25	-15

Tax liabilities	-36	-32
Provisions	36	32
Total non-current liabilities	0	0
Total liabilities	0	0

Retained earnings	-25	-15
Equity attributable to owners of parent	-25	-15
Total equity	-25	-15
Total equity and liabilities	-25	-15

Schedule of Tax Expense by Geographic Location

€ millions	2018	2017	2016
Current tax expense
Germany	733	935	866
Foreign	1,019	716	537
Total current tax expense	1,752	1,651	1,403
Deferred tax expense/income
Germany	57	-584	-38
Foreign	-298	-84	-123
Total deferred tax income	-241	-668	-161
Total income tax expense	1,511	983	1,242

Schedule of Major Components of Tax Expense

€ millions	2018	2017	2016
Current tax expense/income
Tax expense for current year	1,665	1,623	1,412
Taxes for prior years	87	28	-9
Total current tax expense	1,752	1,651	1,403
Deferred tax expense/income
Origination and reversal of temporary differences	-501	-891	-403
Unused tax losses, research and development tax credits, and foreign tax credits	260	223	242
Total deferred tax income	-241	-668	-161
Total income tax expense	1,511	983	1,242

Schedule of Profit Before Tax by Geographic Location

€ millions	2018	2017	2016
Germany	3,106	2,788	3,118
Foreign	2,494	2,241	1,754
Total	5,600	5,029	4,872

Schedule of Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2018	2017	2016
Profit before tax	5,600	5,029	4,872
Tax expense at applicable tax rate of 26.4% (2017: 26.4%; 2016: 26.4%)	1,478	1,327	1,286
Tax effect of:
Foreign tax rates	-147	-403	-107
Changes in tax laws and tax rates	0	-212	3
Non-deductible expenses	106	82	78
Tax-exempt income	-38	-95	-106
Withholding taxes	91	131	112
Research and development and foreign tax credits	-33	-26	-36
Prior-year taxes	-17	-26	-30
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	58	185	43
Other	13	20	-1
Total income tax expense	1,511	983	1,242
Effective tax rate (in %)	27.0	19.5	25.5

Schedule of Recognized Deferred Tax Assets and Liabilities

€ millions	2018	2017
Deferred tax assets
Intangible assets	668	563
Property, plant, and equipment	28	10
Other financial assets	11	12
Trade and other receivables	55	57
Pension provisions	116	112
Share-based payments	140	164
Other provisions and obligations	424	408
Contract liabilities/deferred income	229	77
Carryforwards of unused tax losses	150	202
Research and development and foreign tax credits	21	166
Other	181	75
Total deferred tax assets	2,023	1,846
Deferred tax liabilities
Intangible assets	628	617
Property, plant, and equipment	95	92
Other financial assets	133	115
Trade and other receivables	153	125
Pension provisions	12	9
Share-based payments	0	1
Other provisions and obligations	18	29
Contract liabilities/deferred income	23	22
Other	43	50
Total deferred tax liabilities	1,105	1,060
Total deferred tax assets, net	918	786

Schedule of Items Not Resulting in a Deferred Tax Asset

€ millions	2018	2017	2016
Unused tax losses
Not expiring	575	375	338
Expiring in the following year	7	9	32
Expiring after the following year	476	535	649
Total unused tax losses	1,058	919	1,019
Deductible temporary differences	509	524	33
Unused research and development and foreign tax credits
Not expiring	54	38	33
Expiring in the following year	0	2	1
Expiring after the following year	18	34	30
Total unused tax credits	72	74	64